Acquisitions and Divestitures (Divestitures) (Details Textual) $ in Millions					1 Months Ended	3 Months Ended			6 Months Ended	12 Months Ended
	Nov. 03, 2014 USD ($)	Jul. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 22, 2013 USD ($)	Jul. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($) Positions	Aug. 27, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax gain (loss) on dispositions										$ (9)	$ 24
Cash proceeds from sale of business						$ 11			$ 11
After-tax gain (loss) on sale of business										160	589	$ 0
Pre-tax gain on sale from discontinued operations										289	888	0
Impairment charges, excluding goodwill								$ 26			26
CRISIL Limited [Member] | India Index Services & Products Ltd [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percent of equity interest sold													49.00%
Data Center [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from sale of business			$ 58		$ 58
McGraw Hill Construction [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from sale of business	$ 320
After-tax gain (loss) on sale of business										$ 160
McGraw Hill Education [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from sale of business				$ 2,400
After-tax gain (loss) on sale of business											$ 589
Impairment charges, goodwill and intangible assets												497
Impairment charges, goodwill												478
Impairment charges, excluding goodwill												19
Restructuring costs												$ 39
Workforce reduction, positions | Positions												530
Direct transaction costs for legal and professional fees												$ 17
Lease commitment charges												3
Vacation accrual reversal												$ 17
Other (Income) Loss [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-cash impairment charge							$ 6
Other (Income) Loss [Member] | e-Builder [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from sale of business									$ 11
Other (Income) Loss [Member] | Data Center [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
After-tax gain (loss) on sale of business			$ (3)					$ 3
Harold W. McGraw III [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount of transaction with related party		$ 20